UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC.:

SHORT-TERM INVESTMENT GRADE BOND FUND

FORM N-Q

SEPTEMBER 30, 2005

SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 50.0%
Apparel - 0.7%
$2,350,000	NR	VF Corp., Notes, 8.100% due 10/1/05	$2,350,000

Auto Components - 0.8%
2,650,000	A	Johnson Controls Inc., Senior Unsecured Notes, 5.000% due 11/15/06	2,658,239

Banks - 8.5%
2,000,000	A+	ABN Amro Bank NV, Subordinated Notes, 7.125% due 6/18/07	2,081,876
600,000	A	Bank of New York Co. Inc., Senior Subordinated Notes, 3.400% due 3/15/13 (a)	580,709
2,470,000	A	Bank One Corp., Subordinated Notes, 7.125% due 5/15/07	2,562,215
3,575,000	AA-	BankBoston N.A., Subordinated Notes, 6.375% due 3/25/08	3,713,227
2,981,807	AA-	Fifth Third Bank, Notes, 2.870% due 8/10/09	2,861,139
2,475,000	A	HSBC Finance Corp., Medium-Term Notes, 4.125% due 3/11/08 (b)	2,446,201
2,092,000	A	Key Bank National Association, Notes, 5.000% due 7/17/07	2,105,309
2,525,000	A	Marshall & Ilsley Corp., Medium-Term Notes, Series E, 5.750% due 9/1/06	2,552,346
2,950,000	AA-	SunTrust Bank, 4.550% due 5/25/09	2,883,566
3,325,000	AA-	U.S. Bank North America, Notes, 2.870% due 2/1/07	3,255,298
1,325,000	A-(c)	Wachovia Corp., Subordinated Notes, 6.400% due 4/1/08	1,378,741
2,750,000	BBB+	Zions Bancorp., Senior Notes, 2.700% due 5/1/06	2,722,596

		Total Banks	29,143,223

Beverages - 1.4%
2,855,000	A	Bottling Group LLC, Senior Notes, 2.450% due 10/16/06	2,793,757
2,225,000	A-	Diageo Capital PLC, Notes, 3.500% due 11/19/07	2,176,513

		Total Beverages	4,970,270

Building Materials - 0.5%
1,850,000	BBB+	Masco Corp., Notes, 6.750% due 3/15/06	1,868,800

Cosmetics/Personal Care - 1.0%
3,375,000	AA-	Gillette Co., Notes, 3.500% due 10/15/07	3,309,947

Diversified Financial Services - 13.7%
2,750,000	A	Bear Stearns Cos. Inc., Notes, 5.700% due 1/15/07	2,791,660
2,150,000	A	Countrywide Home Loans Inc., Unsecured Notes, Series H, 6.250% due 4/15/09	2,241,072
2,825,000	A+	Credit Suisse First Boston USA Inc., 3.875% due 1/15/09	2,756,310
3,250,000	AAA	General Electric Capital Corp., Notes, 3.500% due 8/15/07	3,195,036
2,000,000	BB	General Motors Acceptance Corp., Notes, 7.750% due 1/19/10	1,940,344
2,775,000	A+	Goldman Sachs Group Inc., Notes, 3.875% due 1/15/09 (b)	2,707,970
1,375,000	A-	John Deere Capital Corp., Medium-Term Notes, Series D, 4.125% due 1/15/10	1,347,225
2,675,000	A	Lehman Brothers Holdings Inc., 3.500% due 8/7/08	2,596,005
2,525,000	A+	Merrill Lynch & Co. Inc., Medium-Term Notes, Series B, 3.375% due 9/14/07	2,482,070
2,550,000	A+	Morgan Stanley, 5.800% due 4/1/07	2,592,618
2,308,000	A-	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	2,564,777
3,425,000	AA	Principal Life Global Funding I, Notes, 2.800% due 6/26/08 (d)	3,271,522
2,700,000	A	SLM Corp., Medium-Term Notes, Series A, 3.850% due 1/26/09 (a)	2,708,254
2,770,000	A-	Textron Financial Corp., Medium-Term Notes, Series E, 2.750% due 6/1/06	2,742,879
		TIAA Global Markets Inc.:
600,000	AAA	Notes, 5.000% due 3/1/07 (d)	602,402
3,570,000	AAA	Senior Notes, 3.875% due 1/22/08 (d)	3,511,323
2,780,000	AAA	Toyota Motor Credit Corp., Medium-Term Notes, 5.650% due 1/15/07	2,812,056
2,825,000	AAA	USAA Capital Corp., Medium-Term Notes, Series B, 4.000% due 12/10/07 (d)	2,792,346

See Notes to Schedule of Investments.

SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 13.7% (continued)
$1,463,000	AA-	Wells Fargo & Co., Notes, 3.120% due 8/15/08	$1,404,433

		Total Diversified Financial Services	47,060,302

Electric - 1.4%
2,725,000	A	Alabama Power Co., Senior Notes, Series L, 7.125% due 10/1/07	2,854,863
2,000,000	BBB+	Entergy Gulf States Inc., First Mortgage Notes, 3.600% due 6/1/08	1,921,582

		Total Electric	4,776,445

Food - 1.7%
2,400,000	A	Campbell Soup Co., Notes, 5.500% due 3/15/07	2,431,214
700,000	A-	Heinz H.J. Co., Notes, 6.000% due 3/15/08 (b)	718,065
		McDonald’s Corp.:
559,000	A	Medium-Term Notes, Series E, 5.950% due 1/15/08	576,073
1,960,000	A	Medium-Term Notes, Series G, 5.375% due 4/30/07	1,984,602

		Total Food	5,709,954

Health Care Services - 1.5%
2,625,000	A	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	2,552,395
2,725,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	2,760,180

		Total Health Care Services	5,312,575

Home Builders - 0.4%
1,350,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	1,342,171

Household Products/Wares - 0.9%
3,022,000	AA-	Kimberly-Clark Corp., Notes, 7.100% due 8/1/07	3,156,917

Insurance - 7.2%
3,475,000	AA+	AIG SunAmerica Global Funding IX, Notes, 5.100% due 1/17/07 (d)	3,499,409
3,500,000	AA	Allstate Financial Global Funding, Notes, 2.500% due 6/20/08 (d)	3,304,340
2,509,000	A-	Hartford Financial Services Group Inc., Senior Notes, 2.375% due 6/1/06 (b)	2,475,565
3,600,000	AA	Metropolitan Life Global Funding I, Notes, 2.600% due 6/19/08 (d)	3,405,013
3,000,000	AA	Monumental Global Funding II, Notes, 3.450% due 11/30/07 (d)	2,944,272
3,800,000	AA-	Nationwide Life Global Funding I, Notes, 4.090% due 9/28/07 (a)(d)	3,804,689
3,275,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	3,204,535
2,000,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	2,025,836

		Total Insurance	24,663,659

Media - 0.8%
2,575,000	A-	Reed Elsevier Capital Inc., 6.125% due 8/1/06	2,599,362

Oil & Gas - 1.2%
2,250,000	A-	Conoco Funding Co., 5.450% due 10/15/06	2,272,876
1,830,000	A	Norsk Hydro ASA, Notes, 6.360% due 1/15/09	1,922,885

		Total Oil & Gas	4,195,761

Oil & Gas Services - 0.5%
1,700,000	BBB+	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	1,643,732

Pharmaceuticals - 1.0%
3,525,000	AA-	Merck & Co. Inc., Notes, 5.250% due 7/1/06	3,540,302

Retail - 2.6%
2,548,000	A	Costco Wholesale Corp., Senior Notes, 5.500% due 3/15/07	2,579,718
2,825,000	A+	Lowe’s Cos. Inc., Notes, 7.500% due 12/15/05	2,842,088
3,725,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08	3,611,428

		Total Retail	9,033,234

Telecommunications - 2.7%
2,000,000	A	Cingular Wireless LLC, Senior Notes, 5.625% due 12/15/06	2,024,804

See Notes to Schedule of Investments.

SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Telecommunications - 2.7% (continued)
$2,750,000	A+	New England Telephone & Telegraph Co., Notes, 5.875% due 4/15/09	$2,829,668
2,500,000	A	SBC Communications Inc., Notes, 5.750% due 5/2/06	2,519,000
2,000,000	A	United Technologies Corp., Notes, 7.000% due 9/15/06	2,049,666

		Total Telecommunications	9,423,138

Textiles - 0.8%
2,610,000	A	Cintas Corp., Number 2, 5.125% due 6/1/07	2,631,647

Water - 0.7%
2,289,000	BBB+	United Utilities PLC, Notes, 6.450% due 4/1/08	2,376,380

		TOTAL CORPORATE BONDS & NOTES (Cost - $174,699,671)	171,766,058

ASSET-BACKED SECURITIES - 3.0%
Automobiles - 0.8%
3,000,000	AAA	Hertz Vehicle Financing LLC, Series 2002-S3, Class A2, 2.380% due 5/25/08 (b)(d)	2,908,848

Home Equity - 2.2%
3,000,000	AA	Countrywide Inc., Series 2002-S3, Class M1, 4.800% due 5/25/32	2,996,473
3,800,000	Aaa(c)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/35 (b)	3,770,197
772,744	AAA	Structured Asset Investment Loan Trust, Series 2003-BC10, Class 3A5, 4.310% due 10/25/33 (a)	774,314

		Total Home Equity	7,540,984

		TOTAL ASSET-BACKED SECURITIES (Cost - $10,654,572)	10,449,832

MORTGAGE-BACKED SECURITIES - 6.6%
FHLMC - 1.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
388,928		6.082% due 6/1/31 (a)	400,198
6,000,000		Reference Notes, 2.875% due 12/15/06 (b)	5,895,264

		TOTAL FHLMC	6,295,462

FNMA - 4.8%
		Federal National Mortgage Association (FNMA):
187,279		6.073% due 5/1/32 (a)	190,130
1,174,900		5.262% due 8/1/32 (a)	1,196,173
1,835,901		4.837% due 12/1/32 (a)	1,826,417
2,382,969		4.590% due 1/1/33 (a)	2,384,838
3,087,841		4.508% due 6/1/33 (a)	3,057,367
3,100,899		3.921% due 5/1/34 (a)	3,050,512
4,657,280		4.530% due 8/1/34 (a)	4,661,825

		TOTAL FNMA	16,367,262

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $23,046,641)	22,662,724

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3%
2,500,000	AAA	ABN AMRO Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33	2,477,465
2,849,844	AAA	Bank of America Mortgage Securities, Series 2004-03, Class 1A17, 4.000% due 4/25/34	2,810,336
		Countrywide Home Loans:
3,915,046	AAA	Series 2003-02, Class A2, 4.000% due 3/25/33	3,754,568

See Notes to Schedule of Investments.

SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3% (continued)
$294,608	AAA	Series 2003-HYB3, Class 6A1, 3.823% due 11/19/33 (a)	$291,233
1,895,227	AAA	Mortgage Pass-Through Trust, Whole Loan, Series 2003-HYB1, Class 1A1, 3.742% due 5/19/33 (a)	1,861,873
		Federal Home Loan Mortgage Corp. (FHLMC):
304,579	AAA	Series 2525, Class AM, 4.500% due 4/15/32	279,271
738,961	AAA	Structured Pass Through Securities, Series T-51, Class 1A, 6.500% due 9/25/43	758,590
		Federal National Mortgage Association (FNMA):
2,917,094	AAA	Series 2003-W08, Class 4A, 4.565% due 11/25/42 (a)	2,968,175
1,428,792	AAA	Series 2003-W12, Class 2A3, 2.420% due 6/25/43	1,422,007
2,000,000	AAA	Series 2003-W15, Class 2A4, 4.250% due 8/25/43	1,983,396
2,032,243	AAA	Whole Loan, Series 2004-T2, Class 2A, 4.503% due 7/25/43 (a)	2,066,503
7,212,162	AAA	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 4.474% due 2/25/35 (a)	7,182,059
1,857,396	AAA	Freddie Mac, Series 2860, Class CP, 4.000% due 10/15/17	1,824,416
2,741,425	AA	GSR Mortgage Loan Trust, Series 2004-11, Class B1, 4.612% due 9/25/34 (a)	2,707,735
		MASTR, Asset Securitization Trust:
393,200	AAA	Series 2003-04, Class 6A2, 4.375% due 5/25/33	392,292
1,591,957	AAA	Series 2004-01, Class 1A1, 5.000% due 2/25/34	1,592,574
		Merrill Lynch Mortgage Investors Inc.:
2,976,329	AA	Series 2003-A2, Class 2M1, 5.145% due 3/25/33 (a)	2,960,927
266,520	AAA	Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (a)	265,956
1,654,789	AAA	Series 2003-A6, Class 1A, 3.801% due 9/25/33 (a)	1,643,879
2,973,377	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-04, Class 1A1, 5.390% due 3/25/35 (a)	2,988,703
1,308,055	AAA	Structured ARM Loan Trust, Series 2004-7, Class A1, 4.100% due 6/25/34 (a)	1,308,730
		Structured Asset Securities Corp.:
2,878,124	AA	Series 2002-03, Class B2, 6.500% due 3/25/32	2,948,966
1,870,017	AAA	Series 2002-08A, Class 7A1, 4.857% due 5/25/32 (a)	1,877,701
1,018,842	AA	Series 2002-11A, Class B2II, 5.654% due 6/25/32 (a)	1,015,013
1,246,083	A	Series 2002-16A, Class B2II, 6.525% due 8/25/32 (a)	1,238,322
3,142,292	AAA	Series 2004-02, Class 4A1, 4.260% due 3/25/34 (a)	3,103,816
1,055,437	AAA	Series 2004-04, Class 3A1, 3.640% due 4/25/34 (a)	1,029,155
855,169	AAA	Series 2004-05, Class 1A, 4.472% due 5/25/34 (a)	857,195
271,644	AAA	Series 2004-6XS, Class A2, 3.210% due 3/25/34	271,142
3,349,057	AAA	Series 2005-RF3, Class 2A, 4.648% due 6/25/35 (a)(d)	3,409,759
1,723,614	AAA	Washington Mutual Mortgage Pass-Through Certificates, Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	1,709,893
		Wells Fargo Mortgage Backed Securities Trust:
1,763,123	Aaa(c)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33	1,755,268
3,533,805	A	Series 2004-I, Class B2, 3.371% due 7/25/34 (a)	3,505,193

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $67,019,737)	66,262,111

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.8%
U.S. Government Agencies - 5.8%
		Federal Home Loan Bank (FHLB):
2,300,000		5.125% due 3/6/06	2,310,755
4,500,000		3.800% due 1/16/07 (b)	4,468,675
		Federal National Mortgage Association (FNMA):
3,700,000		5.000% due 1/15/07	3,729,152
2,100,000		6.625% due 9/15/09	2,258,670
		Six Month LIBOR:
879,332		4.620% due 2/1/33 (a)	885,699
1,247,960		4.855% due 2/1/33 (a)	1,265,072

See Notes to Schedule of Investments.

SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
U.S. Government Agencies - 5.8% (continued)
$1,809,723		4.437% due 4/1/33 (a)	$1,810,982
3,213,614		4.671% due 4/1/33 (a)	3,241,284

		Total U.S. Government Agencies	19,970,289

U.S. Government Obligations - 5.0%
		U.S. Treasury Notes:
3,750,000		3.375% due 2/28/07	3,710,160
5,900,000		3.625% due 4/30/07 (b)	5,852,068
3,200,000		3.125% due 9/15/08 (e)	3,107,501
2,200,000		3.375% due 10/15/09	2,132,713
2,500,000		4.000% due 4/15/10	2,478,028

		Total U.S. Government Obligations	17,280,470

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $37,560,343)	37,250,759

SOVEREIGN BOND - 0.8%
Canada - 0.8%
2,964,000	AA	Province of Ontario, Unsecured, 3.282% due 3/28/08 (Cost - $2,946,152)	2,874,932

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $315,927,116)	311,266,416

SHORT-TERM INVESTMENTS - 8.8%
Certificates of Deposit (Yankee) - 5.8%
6,000,000		Barclays Bank PLC, 3.740% due 11/15/05	6,000,000
7,000,000		Depfa Bank PLC, 4.220% due 8/11/06	6,990,760
7,000,000		Deutsche Bank NY, 4.230% due 8/11/06	6,991,390

		Total Certificates of Deposit (Yankee) (Cost - $20,000,000)	19,982,150

REPURCHASE AGREEMENT - 3.0%
10,154,000		Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05, Proceeds at maturity- $10,157,215; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 10/27/23; Market value - $10,357,103) (Cost - $10,154,000)	10,154,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $30,154,000)	30,136,150

		TOTAL INVESTMENTS - 99.3% (Cost - $346,081,116#)	341,402,566
		Other Assets in Excess of Liabilities - 0.7%	2,308,595

		TOTAL NET ASSETS - 100.0%	$343,711,161

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Rating by Moody’s Investors Service. All ratings are unaudited.

See Notes to Schedule of Investments.

SHORT-TERM INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
CP	—	Commercial Paper
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
MTN	—	Medium-Term Note
PAC	—	Planned Amortization Cost

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch Ratings.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Short-Term Investment Grade Bond Fund (the “Fund”), a separate diversified investment fund of Smith Barney Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$136,239
Gross unrealized depreciation	(4,814,789)

Net unrealized depreciation	$(4,678,550)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury 2 Year Notes U.S. Treasury 5 Year Notes	50 190	12/05 12/05	$10,355,650 20,482,251	$10,294,531 20,303,281	$(61,119 (178,970	) )

Net Unrealized Loss on Open Futures Contracts					$(240,089)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	November 29, 2005